UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8411

                            The James Advantage Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                  1349 Fairground Road, Beavercreek, Ohio 45385
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                 Barry R. James, P.O. Box 8, Alpha, Ohio, 45301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640

Date of fiscal year end:  6/30

Date of reporting period:  9/30/06

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 36.7%                            Value
-------------------------------------------------------------------------------
                    BASIC MATERIALS -- 3.6%
            15,000  Alliance Resource Partners, L.P                $    522,300
            40,000  Barrick Gold Corporation                          1,228,800
            35,000  Castle (A.M.) & Company                             939,400
            15,000  Dow Chemical Company                                584,700
            40,000  Goldcorp, Inc                                       944,000
            45,650  Methanex Corporation                              1,111,121
            26,000  Newmont Mining Corporation                        1,111,500
            24,000  NS Group, Inc.*                                   1,549,200
            65,000  Polyone Corporation - W/I*                          541,450
            17,000  PPG Industries, Inc                               1,140,360
            19,500  Terra Nitrogen Company, L.P                         509,925
                                                                   ------------
                                                                     10,182,756
                                                                   ------------

                    CONSUMER, CYCLICAL -- 4.0%
            68,000  Air Methods Corporation*                          1,604,800
            35,000  J.C. Penney Company, Inc                          2,393,650
            12,000  McDonald's Corporation                              469,440
            80,000  Mesa Air Group, Inc.*                               620,800
            10,000  Office Depot, Inc.*                                 397,000
            28,950  PACCAR, Inc                                       1,650,729
            13,000  Papa John's Intl., Inc.*                            469,430
            29,000  The Buckle, Inc                                   1,100,260
            43,000  The Pantry, Inc.*                                 2,423,910
                                                                   ------------
                                                                     11,130,019
                                                                   ------------

                    CONSUMER, NON-CYCLICAL -- 4.6%
            41,500  Archer-Daniels-Midland Company                    1,572,020
            52,000  EZCORP, Inc. - Class A*                           2,011,360
            55,000  King Pharmaceuticals, Inc.*                         936,650
            25,000  Magellan Health Services, Inc.*                   1,065,000
            60,000  Merck & Co., Inc                                  2,514,000
            71,000  Pfizer, Inc                                       2,013,560
             9,000  Sierra Health Services, Inc.*                       340,560
            20,534  The Andersons, Inc                                  701,236
            37,000  The Toro Company                                  1,560,290
                                                                   ------------
                                                                     12,714,676
                                                                   ------------

                    ENERGY -- 4.9%
             5,000  Anadarko Petroleum Corporation                      219,150
            15,800  Apache Corporation                                  998,560
            32,940  Chevron Corporation                               2,136,488
            39,000  Devon Energy Corporation                          2,462,850
            25,500  EOG Resources, Inc                                1,658,775
            44,500  Exxon Mobil Corporation                           2,985,950
            21,900  Hess Corporation                                    907,098

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 36.7% (Continued)                Value
-------------------------------------------------------------------------------
                    ENERGY -- 4.9% (Continued)
            23,300  Sunoco, Inc                                    $  1,449,027
            20,000  Valero Energy Corporation                         1,029,400
                                                                   ------------
                                                                     13,847,298
                                                                   ------------

                    FINANCIAL -- 4.8%
            17,500  Alliance Bernstein Holding L.P                    1,207,325
            32,500  American Physicians Capital, Inc.*                1,572,350
            15,000  Bear Stearns Companies, Inc                       2,101,500
            36,500  CIT Group, Inc                                    1,774,995
            18,000  Corus Bankshares, Inc                               402,480
            14,000  KeyCorp                                             524,160
            47,500  Rent-A-Center, Inc.*                              1,391,275
            20,000  SAFECO Corporation                                1,178,600
            21,929  Safety Insurance Group, Inc                       1,067,065
            61,500  W.R. Berkley Corporation                          2,176,485
                                                                   ------------
                                                                     13,396,235
                                                                   ------------

                    INDUSTRIAL -- 2.7%
            20,000  Borg Warner, Inc                                  1,143,400
             7,000  Cascade Corporation                                 319,550
            62,000  CSX Corporation                                   2,035,460
            19,000  Cummins, Inc                                      2,265,370
             8,000  Eaton Corporation                                   550,800
            29,000  Norfolk Southern Corporation                      1,277,450
             2,000  The Black & Decker Corporation                      158,700
                                                                   ------------
                                                                      7,750,730
                                                                   ------------

                    TECHNOLOGY -- 5.3%
            50,000  Armor Holdings, Inc.*                             2,866,501
            35,000  Covansys Corporation*                               599,900
           105,000  Earthlink, Inc.*                                    763,350
            54,000  Hewlett-Packard Company                           1,981,260
            41,000  Komag, Inc.*                                      1,310,360
             8,000  MicroStrategy, Inc.*                                814,640
            17,000  Motorola, Inc                                       425,000
            42,000  Northrop Grumman Corporation                      2,858,940
            35,000  Sykes Enterprises, Inc.*                            712,250
            30,000  WESCO International, Inc.*                        1,740,900
            68,000  Western Digital Corporation*                      1,230,800
                                                                   ------------
                                                                     15,303,901
                                                                   ------------

                    UTILITIES -- 4.6%
            47,000  AT&T, Inc                                         1,530,320
            34,000  Edison International                              1,415,760
            70,800  Energen Corporation                               2,964,396
             6,000  IDACORP, Inc                                        226,860
            43,500  MDU Resources Group, Inc                            971,790
            38,000  Otter Tail Corporation                            1,111,120

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 36.7% (Continued)             Value
-------------------------------------------------------------------------------
                    UTILITIES -- 4.6% (Continued)
            24,500  Sempra Energy                                  $  1,231,125
            38,000  TXU Corporation                                   2,375,760
            25,000  WPS Resources Corporation                         1,240,750
                                                                   ------------
                                                                     13,067,881
                                                                   ------------

                    INTERNATIONAL EQUITY FUNDS -- 2.2%
            15,000  Greater China Fund, Inc                             284,400
            30,000  India Fund, Inc                                   1,324,500
           124,000  iShares MSCI Japan Index Fund                     1,680,200
            57,000  iShares MSCI Taiwan Index Fund                      738,150
            55,000  Japan Smaller Capitalization Fund, Inc              676,500
            48,000  New Ireland Fund, Inc                             1,390,080
                                                                   ------------
                                                                      6,093,830
                                                                   ------------

                    TOTAL COMMON STOCKS                            $103,487,326
                                                                   ------------

-------------------------------------------------------------------------------
        Par Value   U.S. GOVERNMENT & AGENCY BONDS -- 60.0%           Value
-------------------------------------------------------------------------------
       $ 2,000,000  Federal Farm Credit Bank, 5.950%, 3/16/09      $  2,044,620
           550,000  Federal Home Loan Bank, 4.500%, 2/17/10             539,800
         2,500,000  U.S. Treasury Bonds, 5.000%, 2/15/11              2,544,238
        12,500,000  U.S. Treasury Bonds, 4.875%, 2/15/12             12,674,313
        14,000,000  U.S. Treasury Bonds, 4.750%, 5/15/14             14,118,678
        36,000,000  U.S. Treasury Bonds, 4.500%, 2/15/16             35,638,595
        22,000,000  U.S. Treasury Bonds, 5.125%, 5/15/16             22,821,567
        22,200,000  U.S. Treasury Bonds, 5.375%, 2/15/31             23,977,731
         9,000,000  U.S. Treasury Bonds, 4.500%, 2/15/36              8,623,827
         6,000,000  U.S. Treasury Notes, 3.000%, 12/31/06             5,969,298
        11,500,000  U.S. Treasury Notes, 3.250%, 8/15/07             11,332,894
        14,000,000  U.S. Treasury Notes, 3.000%, 2/15/08             13,668,046
         3,000,000  U.S. Treasury Notes, 4.625%, 3/31/08              2,992,968
         2,000,000  U.S. Treasury Notes, 2.625%, 5/15/08              1,934,532
         5,000,000  U.S. Treasury Notes, 6.000%, 8/15/09              5,182,615
         3,000,000  U.S. Treasury Notes, 5.000%, 8/15/11              3,057,774
         2,000,000  U.S. Treasury Notes, 4.000%, 2/15/15              1,914,454
                                                                   ------------
                    TOTAL U.S. GOVERNMENT & AGENCY BONDS           $169,035,950
                                                                   ------------

                    CORPORATE BONDS -- 1.4%
           500,000  Anheuser-Busch Companies, Inc.,
                      6.000%, 4/15/11                                   517,377
           500,000  Barrick Gold Finance, Inc., 7.500%, 5/1/07          505,919
           500,000  General Electric Capital Corporation,
                      7.875%, 12/1/06                                   501,989
           500,000  Tennessee Valley Authority, 5.625%, 1/18/11         512,489
         2,000,000  Walmart Stores, 5.250%, 9/1/35                    1,870,414
                                                                   ------------
                    TOTAL CORPORATE BONDS                          $  3,908,188
                                                                   ------------

JAMES ADVANTAGE FUNDS
JAMES BALANCED: GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)
-------------------------------------------------------------------------------
         Shares     SHORT TERM INVESTMENTS -- 2.4%                    Value
-------------------------------------------------------------------------------
         6,830,818  First American Treasury Obligations Fund       $  6,830,818
                                                                   ------------

                    TOTAL INVESTMENT SECURITIES -- 100.5%
                      (Amortized Cost $257,527,059)                $283,262,282

                    LIABILITIES IN EXCESS OF
                      OTHER ASSETS -- (0.5%)                         (1,314,181)
                                                                   ------------
                    NET ASSETS -- 100.0%
                                                                   $281,948,101
                                                                   ------------

* Non-income producing security.
See accompanying Notes to Schedule of Investments.

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 95.6%                            Value
-------------------------------------------------------------------------------
                    BASIC MATERIALS -- 6.0%
            27,500  Alliance Resource Partners, L.P                $    957,550
            93,270  Castle (A.M.) & Company                           2,503,367
            69,500  Oregon Steel Mills, Inc.*                         3,396,465
           307,000  Polyone Corporation*                              2,557,310
            63,090  Schnitzer Steel Industries, Inc. - Class A        1,989,859
            54,000  Shiloh Industries, Inc.*                            727,920
            38,700  Universal Forest Products, Inc                    1,898,235
                                                                   ------------
                                                                     14,030,705
                                                                   ------------

                    CONSUMER, CYCLICAL -- 13.9%
           211,200  Air Methods Corporation*                          4,984,320
           160,650  Aldila, Inc                                       2,482,043
           159,350  Books-A-Million, Inc                              2,844,398
           304,700  Charming Shoppes, Inc.*                           4,351,116
           438,000  Interstate Hotels & Resorts*                      4,721,640
            39,000  JAKKS Pacific, Inc.*                                695,370
            71,500  Steiner Leisure Ltd.*                             3,006,575
            86,700  The Buckle, Inc                                   3,289,398
           112,575  The Pantry, Inc.*                                 6,345,852
                                                                   ------------
                                                                     32,720,712
                                                                   ------------

                    CONSUMER, NON-CYCLICAL -- 17.2%
           207,250  Advocat, Inc.*                                    4,078,680
           147,200  Alpharma, Inc. - Class A                          3,443,008
           432,000  CBIZ, Inc.*                                       3,153,600
           180,000  Central Parking Corporation                       2,970,000
           120,200  Dollar Thrifty Automotive Group, Inc.*            5,357,314
           158,900  Gentek, Inc.*                                     4,387,228
            58,900  Ingles Markets, Inc. - Class A                    1,553,782
            88,000  Magellan Health Services, Inc.*                   3,748,800
           269,500  Premium Standard Farms, Inc                       5,133,975
           151,100  Spartan Stores, Inc                               2,553,590
           368,000  Sun Healthcare Group, Inc.*                       3,952,320
                                                                   ------------
                                                                     40,332,297
                                                                   ------------

                    ENERGY -- 10.3%
           220,150  Edge Petroleum Corporation*                       3,625,871
            91,400  Lufkin Industries, Inc                            4,836,888
           150,450  RPC, Inc                                          2,756,244
           111,800  Swift Energy Company*                             4,675,476
           539,000  VAALCO Energy, Inc.*                              3,870,020
           108,200  W-H Energy Services, Inc.*                        4,487,054
                                                                   ------------
                                                                     24,251,553
                                                                   ------------

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 95.6% (Continued)                Value
-------------------------------------------------------------------------------
                    FINANCIAL -- 14.8%
            51,320  1st Source Corporation                         $  1,514,966
            50,400  American Physicians Capital, Inc.*                2,438,352
           110,350  ASTA Funding, Inc                                 4,137,022
           236,100  CNA Surety Corporation*                           4,769,220
           111,100  FelCor Lodging Trust, Inc                         2,227,555
            99,050  FPIC Insurance Group, Inc.*                       3,923,371
            44,500  LandAmerica Financial Group, Inc                  2,927,655
           188,420  LTC Properties, Inc                               4,569,185
            56,000  Piper Jaffray Companies, Inc.*                    3,394,720
            98,700  Safety Insurance Group, Inc                       4,802,741
                                                                   ------------
                                                                     34,704,787
                                                                   ------------

                    INDUSTRIAL -- 7.3%
           123,500  Arkansas Best Corporation                         5,314,205
           105,200  Cascade Corporation                               4,802,380
           248,000  OMI Corporation                                   5,384,080
            34,000  Superior Essex, Inc.*                             1,164,500
            17,200  Twin Disc, Inc                                      561,408
                                                                   ------------
                                                                     17,226,573
                                                                   ------------

                    TECHNOLOGY-- 16.4%
           310,300  Datalink Corporation*                             2,870,275
           190,600  EarthLink, Inc.*                                  1,385,662
            64,000  Hurco Companies, Inc.*                            1,537,920
            98,800  IXYS Corporation*                                   828,932
            49,625  John H. Harland Company                           1,808,831
           111,200  Komag, Inc.*                                      3,553,952
           102,500  Park Electrochemical Corporation                  3,247,200
           446,700  RealNetworks, Inc.*                               4,739,487
            65,820  Rofin-Sinar Technologies, Inc.*                   3,999,881
           249,100  Sykes Enterprises, Inc.*                          5,069,185
            41,900  Teledyne Technologies, Inc.*                      1,659,240
           184,300  United Online, Inc                                2,244,774
           142,700  Xyratex Ltd.*                                     2,719,862
           172,900  Zoran Corporation*                                2,780,232
                                                                   ------------
                                                                     38,445,434
                                                                   ------------

                    UTILITIES -- 9.7%
            25,000  Atlantic Tele-Network, Inc                          462,000
           171,000  Avista Corporation                                4,049,280
            41,000  Cleco Corporation                                 1,034,840
            29,000  Commonwealth Telephone Enterprises, Inc           1,195,670
           110,000  Comstock Resources, Inc.*                         2,986,500
           174,200  El Paso Electric Company*                         3,891,628
            45,000  Empire District Electric Company                  1,007,100
            76,400  New Jersey Resources Corporation                  3,766,520

JAMES ADVANTAGE FUNDS
JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 95.6% (Continued)                Value
-------------------------------------------------------------------------------
                    UTILITIES -- 9.7% (Continued)
           118,700  Otter Tail Corporation                         $  3,470,788
            30,000  Southwest Gas Corporation                           999,600
                                                                   ------------
                                                                     22,863,926
                                                                   ------------

                                                                   $224,575,987
                                                                   ------------

-------------------------------------------------------------------------------
        Par Value   SHORT TERM INVESTMENTS -- 5.2%                    Value
-------------------------------------------------------------------------------
       $12,161,432  First American Treasury Obligations Fund       $ 12,161,432

                    TOTAL INVESTMENT SECURITIES -- 100.8%
                    (Cost $224,673,523)                            $236,737,419

                    LIABILITIES IN EXCESS OF
                      OTHER ASSETS -- (0.8%)                         (1,766,692)
                                                                   ------------
                    NET ASSETS -- 100.0%                           $234,970,727
                                                                   ------------

* Non-income producing security.
See accompanying Notes to Schedule of Investments.

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 96.2%                            Value
-------------------------------------------------------------------------------
            13,900  BASIC MATERIALS -- 4.7%                        $    483,998
                    Alliance Resource Partners, L.P
             4,800  Dow Chemical Company                                187,104
            18,100  Methanex Corporation                                440,554
             5,500  PPG Industries, Inc                                 368,940
             8,850  Schnitzer Steel Industries, Inc. - Class A          279,129
                                                                   ------------
                                                                      1,759,725
                                                                   ------------

                    CONSUMER, CYCLICAL -- 11.5%
            19,500  Air Methods Corporation*                            460,200
            27,700  Aldila, Inc                                         427,965
             6,000  Conn's, Inc.*                                       125,220
            19,400  Darden Restaurants, Inc                             823,918
             9,120  J.C. Penney Company, Inc                            623,717
            11,195  PACCAR, Inc                                         638,339
            12,700  The Buckle, Inc                                     481,838
            12,500  The Pantry, Inc.*                                   704,625
                                                                   ------------
                                                                      4,285,822
                                                                   ------------

                    CONSUMER, NON-CYCLICAL -- 13.6%
            16,350  Archer-Daniels-Midland Company                      619,338
            28,500  EZCORP, Inc. - Class A*                           1,102,380
            29,000  King Pharmaceuticals, Inc.*                         493,870
            13,000  Magellan Health Services, Inc.*                     553,800
             6,900  Manpower, Inc                                       422,763
            16,500  Merck & Co., Inc                                    691,350
            21,900  Pfizer, Inc                                         621,084
            13,100  The Toro Company                                    552,427
                                                                   ------------
                                                                      5,057,012
                                                                   ------------
                    ENERGY -- 15.2%
             7,640  Anadarko Petroleum Corporation                      334,861
             9,500  Apache Corporation                                  600,400
            10,000  Cimarex Energy Company                              351,900
             8,850  Devon Energy Corporation                            558,878
             7,000  Exxon Mobil Corporation                             469,700
            25,400  Frontier Oil Corporation                            675,131
            10,860  Hess Corporation                                    449,821
             9,000  Lufkin Industries, Inc                              476,280
            6,5 15  Marathon Oil Corporation                            501,004
             7,800  Sunoco, Inc                                         485,082
            50,000  VAALCO Energy, Inc.*                                359,000
             8,400  Valero Energy Corporation                           432,348
                                                                   ------------
                                                                      5,694,405
                                                                   ------------

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 96.2% (Continued)                Value
-------------------------------------------------------------------------------
                    FINANCIAL -- 13.6%
             6,200  AllianceBernstein Holding L.P                  $    427,738
             7,900  American Financial Group, Inc                       370,747
             6,800  American Physicians Capital, Inc.*                  328,984
             3,800  Bear Stearns Companies, Inc                         532,380
             9,150  CIT Group, Inc                                      444,965
            22,500  CNA Surety Corporation*                             454,500
            21,350  Knight Capital Group, Inc.*                         388,570
             6,000  LandAmerica Financial Group, Inc                    394,740
            17,500  Safety Insurance Group, Inc                         851,550
             2,000  The Goldman Sachs Group, Inc                        338,340
            15,000  W.R. Berkley Corporation                            530,850
                                                                   ------------
                                                                      5,063,364
                                                                   ------------

                    INDUSTRIAL -- 7.6%
            12,400  Cascade Corp                                        566,060
             7,630  Cummins, Inc                                        909,725
             8,700  Eaton Corporation                                   598,995
             2,325  Magna International, Inc. - Class A                 169,795
             6,100  Norfolk Southern Corporation                        268,705
             3,900  The Black & Decker Corporation                      309,465
                                                                   ------------
                                                                      2,822,745
                                                                   ------------

                    TECHNOLOGY-- 18.8%
             8,200  Armor Holdings, Inc.*                               470,106
            60,000  Datalink Corp.*                                     555,000
            23,400  Hewlett-Packard Company                             858,546
            17,300  Komag, Inc.*                                        552,908
            30,100  Motorola, Inc                                       752,500
            32,400  Park Electrochemical Corporation                  1,026,431
            38,300  Sykes Enterprises, Inc.*                            779,405
            12,700  WESCO International, Inc.*                          736,981
            25,000  Western Digital Corporation*                        452,500
            20,000  Xyratex Ltd.*                                       381,200
            30,000  Zoran Corporation*                                  482,400
                                                                   ------------
                                                                      7,047,977
                                                                   ------------

                    UTILITIES -- 11.2%
            12,000  Alliant Energy Corporation                          428,760
             9,600  American Electric Power                             349,152
            10,000  AT&T, Inc                                           325,600
            12,000  CenturyTel, Inc                                     476,040
             7,400  Cleco Corp                                          186,776
             6,300  Comstock Resources, Inc.*                           171,045
             7,900  El Paso Electric Co.*                               176,486
            12,100  Energen Corporation                                 506,627
            21,000  MDU Resources Group, Inc                            469,140

JAMES ADVANTAGE FUNDS
JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 96.2% (Continued)                Value
-------------------------------------------------------------------------------
                    UTILITIES -- 11.2%
             9,000  Otter Tail Corporation                         $    263,160
             9,300  Sempra Energy                                       467,325
             7,200  WPS Resources Corporation                           357,336
                                                                   ------------
                                                                      4,177,447
                                                                   ------------

                    TOTAL COMMON STOCKS                            $ 35,908,497
                                                                   ------------

-------------------------------------------------------------------------------
         Shares     SHORT TERM INVESTMENTS -- 3.6%                    Value
-------------------------------------------------------------------------------
         1,333,463  First American Treasury Obligations Fund       $  1,333,463
                                                                   ------------

                    TOTAL INVESTMENT SECURITIES -- 99.8%           $ 37,241,960
                    (Cost $32,166,725)

                    OTHER ASSETS IN EXCESS OF
                      LIABILITIES -- 0.2%                                63,447
                                                                   ------------

                    NET ASSETS -- 100.0%                           $ 37,305,407
                                                                   ------------


* Non-income producing security.
See accompanying Notes to Schedule of Investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 71.3%                            Value
-------------------------------------------------------------------------------
                    BASIC MATERIALS -- 6.8%
            16,000  Barrick Gold Corporation                       $    491,520
            26,000  Castle (A.M.) & Company                             697,840
            35,000  Goldcorp, Inc                                       826,000
            31,400  Methanex Corporation                                764,276
            12,500  Phelps Dodge Corporation                          1,058,750
            23,250  Quanex Corporation                                  705,638
            20,500  Schnitzer Steel Industries, Inc. - Class A          646,570
            15,000  Terra Nitrogen Company, L.P                         392,250
                                                                   ------------
                                                                      5,582,844
                                                                   ------------

                    CONSUMER, CYCLICAL -- 13.8%
            40,000  Air Methods Corporation*                            944,000
            27,600  Conn's, Inc.*                                       576,012
            26,000  Darden Restaurants, Inc                           1,104,220
            18,000  J.C. Penney Company, Inc                          1,231,020
            23,400  Office Depot, Inc.*                                 928,980
            22,425  PACCAR, Inc                                       1,278,674
            44,000  Papa John's Intl., Inc.*                          1,588,840
            32,000  The Buckle, Inc                                   1,214,080
            23,400  The Home Depot, Inc                                 848,718
            29,900  The Pantry, Inc.*                                 1,685,463
                                                                   ------------
                                                                     11,400,007
                                                                   ------------

                    CONSUMER, NON-CYCLICAL -- 7.8%
            30,000  Archer-Daniels-Midland Company                    1,136,400
            18,000  EZCORP, Inc. - Class A*                             696,240
            40,000  King Pharmaceuticals, Inc.*                         681,200
            20,000  Magellan Health Services, Inc.*                     852,000
            21,900  Merck & Co., Inc                                    917,610
            40,000  Pfizer, Inc                                       1,134,400
            23,900  The Toro Company                                  1,007,863
                                                                   ------------
                                                                      6,425,713
                                                                   ------------

                    ENERGY -- 9.4%
            10,096  Apache Corporation                                  638,067
            22,300  Devon Energy Corporation                          1,408,245
            19,000  Exxon Mobil Corporation                           1,274,900
            15,000  Lufkin Industries, Inc                              793,800
            22,000  Sunoco, Inc                                       1,368,180
           130,000  VAALCO Energy, Inc.*                                933,400
            26,900  Valero Energy Corporation                         1,384,543
                                                                   ------------
                                                                      7,801,135
                                                                   ------------

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 71.3% (Continued)                Value
-------------------------------------------------------------------------------
                    FINANCIAL -- 8.9%
            11,450  Bear Stearns Companies, Inc                    $  1,604,145
            45,000  Berkley (W.R.) Corporation                        1,592,550
            20,600  CIT Group, Inc                                    1,001,778
            40,000  CNA Surety Corporation*                             808,000
             5,650  Hospitality Properties Trust                        266,680
            22,600  KeyCorp                                             846,144
            25,000  Safety Insurance Group                            1,216,500
                                                                   ------------
                                                                      7,335,797
                                                                   ------------

                    INDUSTRIAL -- 3.9%
            20,000  CSX Corporation                                     656,600
             7,000  Cummins, Inc                                        834,610
            13,550  Norfolk Southern Corporation                        596,878
            14,400  The Black & Decker Corporation                    1,142,640
                                                                   ------------
                                                                      3,230,728
                                                                   ------------

                    TECHNOLOGY-- 15.4%
            19,800  Armor Holdings, Inc.*                             1,135,134
           109,610  EarthLink, Inc.*                                    796,865
            46,000  Hewlett-Packard Company                           1,687,740
            43,000  Komag, Inc.*                                      1,374,280
            61,000  Motorola, Inc                                     1,525,000
            15,600  Northrop Grumman Corporation                      1,061,892
            63,000  Park Electrochemical Corporation                  1,995,840
            60,000  Sykes Enterprises, Inc.*                          1,221,000
            34,400  WESCO International, Inc.*                        1,996,231
                                                                   ------------
                                                                     12,793,982
                                                                   ------------

                    UTILITIES -- 4.6%
            30,000  CenturyTel, Inc                                   1,190,100
            31,200  MDU Resources Group, Inc                            697,008
            10,000  Sempra Energy                                       502,500
            21,900  TXU Corporation                                   1,369,188
                                                                   ------------
                                                                      3,758,796
                                                                   ------------

                    INTERNATIONAL EQUITY FUNDS -- 0.7%
            40,000  iShares MSCI Japan Index Fund                       542,000
                                                                   ------------

                    TOTAL COMMON STOCKS                            $ 58,871,002
                                                                   ------------

-------------------------------------------------------------------------------
        Par Value   U.S. GOVERNMENT & AGENCY BONDS -- 24.2%           Value
-------------------------------------------------------------------------------
       $20,000,000  U.S. Treasury Bills, 10/12/06                  $ 19,968,647
                                                                   ------------

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)
-------------------------------------------------------------------------------
         Shares     SHORT TERM INVESTMENTS -- 9.3%                    Value
-------------------------------------------------------------------------------
         7,705,444  First American Treasury Obligations Fund       $  7,705,444
                                                                   ------------

                    TOTAL INVESTMENT SECURITIES -- 104.8%
                    (Amortized Cost $128,172,241)                  $ 86,545,093

                    SEGREGATED CASH WITH BROKERS -- 62.1%            51,294,833

                    SECURITIES SOLD SHORT -- (63.0)%
                      (Proceeds $55,191,946)                        (52,023,219)

                    NET ASSETS -- 100.0%                           $ 82,573,627
                                                                   ------------

* Non-income producing security.
See accompanying Notes to Schedule of Investments.

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT September 30, 2006 (Unaudited)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 100.0%                           Value
-------------------------------------------------------------------------------
                    BASIC MATERIALS -- 5.3%
            65,000  Cooper Tire & Rubber Company                   $    653,900
            62,500  Massey Energy Company                             1,308,750
            25,500  NOVA Chemicals Corporation                          783,105
                                                                   ------------
                                                                      2,745,755
                                                                   ------------

                    CONSUMER, CYCLICAL -- 18.3%
            56,860  99 Cents Only Stores*                               672,654
            70,000  AFC Enterprises, Inc.*                            1,010,800
            25,000  Amazon.com, Inc.*                                   803,000
            54,000  Audiovox Corporation - Class A*                    75 1,680
            42,000  InterContinental Hotels Group PLC - ADR             740,880
            55,000  JetBlue Airways Corporation*                        509,850
            12,500  Lamar Advertising Company*                          667,625
            20,000  P.F. Chang's China Bistro*                          694,200
           100,000  Pathmark Stores, Inc.*                              995,000
            60,500  Pep Boys - Manny, Moe & Jack                        777,425
            14,000  Wynn Resorts Ltd.*                                  952,140
            75,000  XM Satellite Radio Holdings, Inc.*                  966,750
                                                                   ------------
                                                                      9,542,004
                                                                   ------------

                    CONSUMER, NON-CYCLICAL -- 16.3%
            61,300  CV Therapeutics, Inc.*                              682,882
            35,000  Cyberonics, Inc.*                                   613,550
            48,500  Discovery Holding Company*                          701,310
            51,390  Impax Laboratories, Inc.*                           339,175
            87,350  Keryx Biopharmaceuticals, Inc.*                   1,033,350
            24,000  MedImmune, Inc.*                                    701,040
            37,420  Nektar Therapeutics*                                539,222
            65,700  Nuvelo, Inc.*                                     1,198,368
            37,500  Onyx Pharmaceuticals, Inc.*                         648,375
            23,000  Sepracor, Inc.*                                   1,114,120
            68,600  Taro Pharmaceutical Industries Ltd.*                912,380
                                                                   ------------
                                                                      8,483,772
                                                                   ------------

                    ENERGY -- 6.9%
            30,300  Cheniere Energy, Inc.*                              900,213
            35,000  Delta Petroleum Corporation*                        788,200
            72,400  Evergreen Energy, Inc.*                             760,924
            48,160  FX Energy, Inc.*                                    245,616
            17,500  Goodrich Petroleum Corporation*                     527,100
            75,000  Syntroleum Corporation*                             359,250
                                                                   ------------
                                                                      3,581,303
                                                                   ------------

JAMES ADVANTAGE FUNDS
JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 100.0% (Continued)               Value
-------------------------------------------------------------------------------
                    FINANCIAL -- 15.7%
            71,000  Affordable Residential Communities*            $    687,990
            46,100  Brookline Bancorp, Inc                              633,875
            30,000  IPC Holdings, Ltd                                   912,600
            45,000  Max Re Capital Ltd                                1,033,200
            40,000  Montpelier Re Holdings Ltd                          775,600
            47,200  NewAlliance Bancshares, Inc                         691,480
            34,000  Platinum Underwriters Holdings, Ltd               1,048,220
            71,000  Primus Guaranty Ltd.*                               859,810
            16,000  Transatlantic Holdings, Inc                         966,560
             8,000  XL Capital Ltd. - Class A                           549,600
                                                                   ------------
                                                                      8,158,935
                                                                   ------------

                    INDUSTRIAL -- 6.2%
            90,000  American Superconductor Corporation*                833,400
            24,500  Energy Conversion Devices, Inc.*                    907,480
            20,000  ESCO Technologies, Inc.*                            920,800
            38,000  Tecumseh Products Company - Class A*                577,980
                                                                   ------------
                                                                      3,239,660
                                                                   ------------

                    TECHNOLOGY -- 28.6%
            50,000  3D Systems Corporation*                             917,000
            78,000  Activision, Inc.*                                 1,177,800
            46,000  Affymetrix, Inc.*                                   991,760
            61,000  AudioCodes Ltd.*                                    572,790
            71,480  BearingPoint, Inc.*                                 561,833
           105,000  Diversa Corporation*                                842,100
             7,500  Electronic Arts, Inc.*                              417,600
            40,000  Flamel Technologies S.A. - ADR*                     750,000
            50,000  GSI Commerce, Inc.*                                 742,000
           113,500  Mattson Technology, Inc.*                           942,050
            36,600  Medicines Company*                                  825,696
            60,000  Momenta Pharmaceutical, Inc.*                       811,200
            90,000  O2Micro International Ltd. - ADR*                   621,900
            40,000  Per-Se Technologies, Inc.*                          911,200
            28,000  Rambus, Inc.*                                       488,320
            44,200  SINA Corporation*                                 1,111,630
            30,000  Tessera Technologies, Inc.*                       1,043,400
           105,369  Wind River Systems, Inc.*                         1,128,502
                                                                   ------------
                                                                     14,856,781
                                                                   ------------

                    UTILITIES -- 2.7%
            35,000  American Power Conversion Corporation               768,600
            45,715  IDT Corporation*                                    646,409
                                                                   ------------
                                                                      1,415,009
                                                                   ------------

                    TOTAL COMMON STOCKS (Proceeds $55,191,946)     $ 52,023,219
                                                                   ------------
-------------------------------------------------------------------------------
* Non-income producing security.
ADR - American Depository Receipt
See accompanying Notes to Schedule of Investments.

JAMES ADVANTAGE FUNDS
JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 93.3%                            Value
-------------------------------------------------------------------------------
                    BASIC MATERIALS -- 8.2%
               700  Albermarle Corporation                         $     38,031
             1,200  Commercial Metals Company                            24,396
             1,000  Goldcorp, Inc                                        23,600
             1,200  Methanex Corporation                                 29,208
               800  Timken Company                                       23,824
                                                                   ------------
                                                                        139,059
                                                                   ------------

                    CONSUMER, CYCLICAL -- 12.3%
             1,700  Charming Shoppes, Inc.*                              24,276
               700  Darden Restaurants, Inc                              29,729
               900  Dillard's, Inc                                       29,457
               700  Genesco, Inc.*                                       24,129
               800  Men's Wearhouse, Inc                                 29,768
             1,200  Newell Rubbermaid                                    33,984
               650  The Pantry, Inc.*                                    36,641
                                                                   ------------
                                                                        207,984
                                                                   ------------

                    CONSUMER, NON-CYCLICAL -- 12.2%
               800  EZCORP, Inc. - Class A*                              30,944
             1,800  King Pharmaceuticals, Inc.*                          30,654
             1,000  Magellan Health Services, Inc.*                      42,600
               600  Manpower, Inc                                        36,762
             1,000  Pepsi Bottling Group, Inc                            35,500
               700  The Toro Company                                     29,519
                                                                   ------------
                                                                        205,979
                                                                   ------------

                    ENERGY -- 14.8%
               600  Cimarex Energy Company                               21,114
               600  Frontier Oil Corporation                             15,948
               500  Giant Industries, Inc.*                              40,600
             1,000  Great Plains Energy, Inc                             31,020
             1,000  IDACORP, Inc                                         37,810
               400  NS Group, Inc.*                                      25,820
               300  Questar Corporation                                  24,531
               600  Swift Energy Company*                                25,092
               700  Whiting Petroleum Corporation*                       28,070
                                                                   ------------
                                                                        250,005
                                                                   ------------

                    FINANCIAL -- 16.6%
               450  AllianceBernstein Holding L.P                        31,046
               800  American Financial Group, Inc                        37,543
               600  Assurant, Inc                                        32,046
             1,000  BancorpSouth, Inc                                    27,760
               700  GATX Corporation                                     28,959
             2,000  Knight Capital Group, Inc.*                          36,399

JAMES ADVANTAGE FUNDS
JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)
-------------------------------------------------------------------------------
         Shares     COMMON STOCKS -- 93.3% (Continued)                Value
-------------------------------------------------------------------------------
                    FINANCIAL -- 16.6% (Continued)
               900  Ohio Casualty Corporation                      $     23,283
               600  SAFECO Corporation                                   35,358
               850  W.R. Berkley Corporation                             30,082
                                                                   ------------
                                                                        282,476
                                                                   ------------

                    INDUSTRIAL -- 7.5%
               400  Cummins, Inc                                         47,692
               450  Greif Bros. Corporation                              36,050
             2,000  OMI Corporation                                      43,420
                                                                   ------------
                                                                        127,162
                                                                   ------------

                    TECHNOLOGY-- 14.4%
               450  Armor Holdings, Inc.*                                25,799
               500  Banta Corporation                                    23,800
               800  Ceradyne, Inc.*                                      32,871
               500  John H. Harland Company                              18,225
               700  Komag, Inc.*                                         22,372
               800  Teledyne Technologies, Inc.*                         31,680
             2,000  United Online, Inc                                   24,360
               550  WESCO International, Inc.*                           31,917
             1,800  Western Digital Corporation*                         32,580
                                                                   ------------
                                                                        243,604
                                                                   ------------

                    UTILITIES -- 7.3%
               850  Alliant Energy Corporation                           30,371
               700  Comstock Resources, Inc.*                            19,005
               600  Energen Corporation                                  25,122
             1,050  MDU Resources Group, Inc                             23,457
               500  WPS Resources Corporation                            24,815
                                                                   ------------
                                                                        122,770
                                                                   ------------


                    TOTAL COMMON STOCKS                            $  1,579,039
                                                                   ------------

-------------------------------------------------------------------------------
         Shares     SHORT TERM INVESTMENTS -- 19.2%                   Value
-------------------------------------------------------------------------------
           325,175  First American Treasury Obligations Fund       $    325,175
                                                                   ------------


                    TOTAL INVESTMENT SECURITIES -- 112.5%
                    (Cost $1,910,380)                              $  1,904,214

                    LIABILITIES IN EXCESS OF
                      OTHER ASSETS -- (12.5%)                          (210,938)
                                                                   ------------

                    NET ASSETS -- 100.0%                           $  1,693,276
                                                                   ------------

* Non-income producing security.
See accompanying Notes to Schedule of Investments.

NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2006 (Unaudited)
--------------------------------------------------------------------------------

Securities Valuation

Each Fund's equity securities are valued based on market value. If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security's value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust ("Board"). The Funds may use pricing services to determine market value for securities.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James Investment Research, Inc. ("James") believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If James decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by James in conformity with guidelines adopted by and subject to the review of the Board. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of September 30, 2006, the James
Balanced: Golden Rainbow Fund had no such outstanding purchase commitments.

Short Sales and Segregated Cash

The James Market Neutral Fund actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund's prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

JAMES ADVANTAGE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)
--------------------------------------------------------------------------------

As of September 30, 2006, the James Advantage Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:
--------------------------------------------------------------------------------

                                                           Gross            Gross         Net Unrealized
                                          Federal        Unrealized       Unrealized       Appreciation
                                          Tax Cost      Appreciation     Depreciation     (Depreciation)
--------------------------------------------------------------------------------------------------------
James Balanced: Golden Rainbow Fund   $  257,527,059   $   29,413,683   $   (3,678,460)   $   25,735,223
James Small Cap Fund                  $  224,673,523   $   21,403,470   $   (9,339,574)   $   12,063,896
James Market Neutral Fund             $   73,070,901   $   17,031,773   $   (4,285,967)   $   12,745,806
James Equity Fund                     $   32,166,725   $    6,563,676   $   (1,488,441)   $    5,075,235
James Mid Cap Fund                    $    1,910,380   $       57,190   $      (63,356)   $       (6,166)
--------------------------------------------------------------------------------------------------------



Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date:  November 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Barry R. James
Barry R. James
President

Date:  November 21, 2006


By (Signature and Title)


/s/ Thomas L. Mangan
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date:  November 21, 2006